Document and Entity Information	0 Months Ended
Mar. 29, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 29, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 25, 2014
Document Effective Date	Mar. 29, 2014
Prospectus Date	Mar. 31, 2014
Wasmer Schroeder High Yield Municipal Fund | Institutional Class
Risk/Return:
Trading Symbol	WSHYX